OTHER LONG TERM LIABILITIES	12 Months Ended
Dec. 31, 2021
OTHER LONG TERM LIABILITIES
OTHER LONG TERM LIABILITIES

22. OTHER LONG-TERM LIABILITIES

	December 31	December 31
($ millions)	2021	2020
Pensions and other post-retirement benefits (note 23)	1 207	2 004
Share-based compensation plans (note 26)	291	143
Partnership liability (note 27)(1)	427	436
Deferred revenue	29	35
Libya Exploration and Production Sharing Agreement (EPSA) signature bonus(2)	74	74
Other	152	148
	2 180	2 840

(1)	The company paid $60 million in 2021 (2020 – $62 million) in distributions to the partners of the East Tank Farm Development, of which $51 million (2020 – $52 million) was allocated to interest expense and $9 million (2020 – $10 million) to the principal.
(2)	As part of the 2009 acquisition of Petro-Canada, the company assumed the remaining US$500 million obligation for a signature bonus relating to Petro-Canada’s ratification of six EPSAs in Libya. At December 31, 2021, the carrying amount of the Libya EPSAs’ signature bonus was $78 million (December 31, 2020 – $78 million). The current portion is $4 million (December 31, 2020 – $4 million) and is recorded in Accounts Payable and Accrued Liabilities.